SCHEDULE OF REVENUE BY GEOGRAPHICAL REGION (Details) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Total Net Sales	$ 10,622,000	$ 15,931,000	$ 15,488,000	$ 29,198,000	$ 21,939,000	$ 39,299,000	$ 47,512,000
North America [Member]
Total Net Sales	10,466,000	15,378,000	15,208,000	28,763,000	21,386,000	38,298,000	46,396,000
AUSTRALIA
Total Net Sales	$ 50,000	$ 263,000	$ 174,000	205,000	$ 263,000	670,000	679,000
Europe and United Kingdom [Member]
Total Net Sales				226,000		331,000	359,000
Others [Member]
Total Net Sales				$ 4,000			$ 78,000